Business Combinations - Additional Information (Detail) - Activision Blizzard, Inc. $ in Billions	Oct. 13, 2023 USD ($)
Business Combination [Line Items]
Total consideration transferred	$ 75.4
Acquisition date	Oct. 13, 2023